Debt	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Debt
14.    Debt
a)
The Company’s short- and long-term debt consists of the following:

At December 31, 2020				(Thousands of Mexican pesos)
Currency	Loan	Interest rate	Maturity	Total
Senior Notes
U.S. dollars
	Fixed-rate Senior notes (i)	3.125%	2022	Ps.	31,917,920
	Fixed-rate Senior notes (i)	3.625%	2029		19,948,700
	Fixed-rate Senior notes (i)	2.875%	2030		19,948,700
	Fixed-rate Senior notes (i)	6.375%	2035		19,576,258
	Fixed-rate Senior notes (i)	6.125%	2037		7,365,559
	Fixed-rate Senior notes (i)	6.125%	2040		39,897,400
	Fixed-rate Senior notes (i)	4.375%	2042		22,941,005
	Fixed-rate Senior notes (i)	4.375%	2049		24,935,875

	Subtotal U.S. dollars			Ps.	186,531,417

Mexican pesos
	Fixed-rate Senior notes (i)	6.450%	2022	Ps.	22,500,000
	Fixed-rate Senior notes (i)	7.125%	2024		11,000,000
	Domestic Senior notes (i)	0.000%	2025		4,911,181
	Fixed-rate Senior notes (i)	8.460%	2036		7,871,700
	Domestic Senior notes (i)	8.360%	2037		5,000,000

	Subtotal Mexican pesos			Ps.	51,282,881

Euros
	Fixed-rate Senior notes (i)	3.000%	2021	Ps.	24,369,332
	Fixed-rate Senior notes (i)	3.125%	2021		18,276,999
	Fixed-rate Senior notes (i)	4.000%	2022		18,276,999
	Fixed-rate Senior notes (i)	4.750%	2022		18,276,999
	Fixed-rate Senior notes (i)	3.500%	2023		7,310,800
	Fixed-rate Senior notes (i)	3.259%	2023		18,276,999
	Fixed-rate Senior notes (i)	1.500%	2024		20,713,932
	Fixed-rate Senior notes (i)	1.500%	2026		18,276,999
	Fixed-rate Senior notes (i)	0.750%	2027		24,369,332
	Fixed-rate Senior notes (i)	2.125%	2028		15,840,066
	Commercial Paper (iv)	(0.230%) - (0.310%)	2021		40,940,477

	Subtotal Euros			Ps.	224,928,934

Pound sterling
	Fixed-rate Senior notes (i)	5.000%	2026	Ps.	13,634,936
	Fixed-rate Senior notes (i)	5.750%	2030		17,725,417
	Fixed-rate Senior notes (i)	4.948%	2033		8,180,962
	Fixed-rate Senior notes (i)	4.375%	2041		20,452,405

	Subtotal Pound sterling			Ps.	59,993,720

Brazilian reais
	Debentures (i)	104.000% of CDI	2021	Ps.	4,222,597
	Debentures (i)	104.250% of CDI	2021		5,815,668
	Promissory notes (i)	CDI + 0.600%	2021		1,381,941
	Debentures (i)	CDI + 0.960%	2022		9,596,811
	Promissory notes (i)	106.000% of CDI	2022		7,677,449
	Debentures (i)	106.500% of CDI	2022		3,838,725

	Subtotal Brazilian reais			Ps.	32,533,191

Other currencies
Japanese yen
	Fixed-rate Senior notes (i)	2.950%	2039	Ps.	2,511,701

	Subtotal Japanese yen			Ps.	2,511,701

Chilean pesos
	Fixed-rate Senior notes (i)	3.961%	2035	Ps.	4,078,453

	Subtotal Chilean pesos			Ps.	4,078,453

	Subtotal other currencies			Ps.	6,590,154

At December 31, 2020				(Thousands of Mexican pesos)
Currency	Loan	Interest rate	Maturity	Total
Hybrid Notes
Euros
	Euro NC10 Series B Capital Securities (iii)	6.375%	2073	Ps.	13,403,133

	Subtotal Euros			Ps.	13,403,133

	Subtotal Hybrid notes			Ps.	13,403,133

Lines of Credit and others
Mexican pesos
	Lines of credit (ii)	TIIE + 0.300% - TIIE + 1.000%	2021	Ps.	27,100,000
Peruvian soles
	Lines of credit (ii)	1.200% - 1.450%	2021	Ps.	17,094,079
Chilean pesos
	Lines of credit (ii)	TAB + 0.350 % and TAB + 0.450%	2021	Ps.	8,868,181
	Financial Leases	8.700% - 8.970%	2021 - 2027	Ps.	57,266

	Subtotal Lines of Credit and others			Ps.	53,119,526

	Total debt			Ps.	628,382,956

	Less: Short-term debt and current portion of long-term debt			Ps.	148,083,184

	Long-term debt			Ps.	480,299,772

At December 31, 2021				(Thousands of Mexican pesos)
Currency	Loan	Interest rate	Maturity	Total
Senior Notes
U.S. dollars
	Fixed-rate Senior notes (i)	3.625%	2029	Ps.	20,583,500
	Fixed-rate Senior notes (i)	2.875%	2030		20,583,500
	Fixed-rate Senior notes (i)	6.375%	2035		20,199,206
	Fixed-rate Senior notes (i)	6.125%	2037		7,599,943
	Fixed-rate Senior notes (i)	6.125%	2040		41,167,000
	Fixed-rate Senior notes (i)	4.375%	2042		23,671,025
	Fixed-rate Senior notes (i)	4.375%	2049		25,729,375

	Subtotal U.S. dollars			Ps.	159,533,549

Mexican pesos
	Fixed-rate Senior notes (i)	6.450%	2022	Ps.	22,500,000
	Fixed-rate Senior notes (i)	7.125%	2024		11,000,000
	Domestic Senior notes (i)	0.000%	2025		5,284,885
	Fixed-rate Senior notes (i)	8.460%	2036		7,871,700
	Domestic Senior notes (i)	8.360%	2037		5,000,000

	Subtotal Mexican pesos			Ps.	51,656,585

Euros
	Fixed-rate Senior notes (i)	4.000%	2022	Ps.	17,566,473
	Fixed-rate Senior notes (i)	3.500%	2023		7,026,589
	Fixed-rate Senior notes (i)	3.259%	2023		17,566,474
	Fixed-rate Senior notes (i)	1.500%	2024		19,908,670
	Exchangeable Bond (i)	0.000%	2024		49,115,860
	Fixed-rate Senior notes (i)	1.500%	2026		17,566,473
	Fixed-rate Senior notes (i)	0.750%	2027		23,421,965
	Fixed-rate Senior notes (i)	2.125%	2028		15,224,277

	Subtotal euros			Ps.	167,396,781

Pound sterling
	Fixed-rate Senior notes (i)	5.000%	2026	Ps.	13,924,738
	Fixed-rate Senior notes (i)	5.750%	2030		18,102,159
	Fixed-rate Senior notes (i)	4.948%	2033		8,354,843
	Fixed-rate Senior notes (i)	4.375%	2041		20,887,106

	Subtotal Pound sterling			Ps.	61,268,846

At December 31, 2021				(Thousands of Mexican pesos)
Currency	Loan	Interest rate	Maturity	Total
Brazilian reais
	Debentures (i)	CDI + 0.960%	2022	Ps.	9,221,172
	Promissory notes (i)	106.000% of CDI	2022		7,376,937
	Debentures (i)	106.500% of CDI	2022		3,688,469

	Subtotal Brazilian reais			Ps.	20,286,578

Other currencies
Japanese yen
	Fixed-rate Senior notes (i)	2.950%	2039	Ps.	2,325,617

	Subtotal Japanese yen			Ps.	2,325,617

Chilean pesos
	Fixed-rate Senior notes (i)	3.961%	2035	Ps.	3,776,051

	Subtotal Chilean pesos			Ps.	3,776,051

	Subtotal other currencies			Ps.	6,101,668

Hybrid Notes
Euros
	Euro NC10 Series B Capital Securities (iii)	6.375%	2073	Ps.	12,882,081

	Subtotal Euros			Ps.	12,882,081

	Subtotal Hybrid Notes			Ps.	12,882,081

Lines of Credit and others
U.S. dollars
	Lines of credit (ii)	0.350% - 0.700%	2022	Ps.	14,723,980
Euros
	Lines of credit (ii)	(0.400%) - (0.450%)	2022	Ps.	18,737,572
Mexican pesos
	Lines of credit (ii)	TIIE + 0.280% - TIIE + 0.400%	2022	Ps.	34,080,000
Peruvian soles
	Lines of credit (ii)	0.976% - 1.045%	2022	Ps.	9,815,068
Chilean pesos
	Lines of credit (ii)	TAB + 0.450%	2022	Ps.	7,419,372
	Financial Leases	8.700% - 8.970%	2022 - 2027	Ps.	47,743
Others	Lines of credit (ii)	15.790%	2022	Ps.	80,279

	Subtotal Lines of Credit and others			Ps.	84,904,014

	Total debt			Ps.	564,030,102

	Less: Short-term debt and current portion of long-term debt			Ps.	145,222,672

	Long-term debt			Ps.	418,807,430

L = LIBOR (London Interbank Offered Rate)
TIIE = Mexican Interbank Rate
CDI = Brazil Interbank Deposit Rate
TAB = Chilean weighted average funding rate
Interest rates on the Company’s debt are subject to fluctuations in international and local rates. The Company’s weighted average cost of borrowed funds as of December 31, 2020, and December 31, 2021 was approximately 3.72% and 3.78%, respectively.
Such rates do not include commissions or the reimbursements for Mexican tax withholdings (typically a tax rate of 4.9%) that the Company must pay to international lenders.
An analysis of the Company’s short-term debt maturities as of December 31, 2020, a
n
d December 31, 2021, is as follows:

	2020		2021
Obligations and Senior Notes	Ps.	95,007,014	Ps.	60,353,052
Lines of credit		53,062,260		84,856,270
Financial Leases		13,910		13,350

Subtotal short term debt	Ps.	148,083,184	Ps.	145,222,672

Weighted average interest rate		2.23%		4.02%
The Company’s long-term debt maturities are as follows:

Years	Amount
2023	Ps.	24,599,324
2024		80,031,350
2025		5,292,314
2026 and thereafter		308,884,442

Total	Ps.	418,807,430
(i) Senior Notes
The outstanding Senior Notes as of December 31, 2020, and December 31, 2021, are as follows:

Currency*	2020	2021
U.S. dollars	Ps.186,531,417	Ps.159,533,549
Mexican pesos	51,282,881	51,656,585
Euros	183,988,456	167,396,781
Pound sterling	59,993,720	61,268,846
Brazilian reais	32,533,191	20,286,578
Japanese yens	2,511,701	2,325,617
Chilean pesos	4,078,453	3,776,051

*	Thousands of Mexican pesos
*	Includes secured and unsecured senior notes.
In December 2021, the Company redeemed in advance 1,600 million U.S. Dollars senior notes with an interest rate of 3.125% and 750 million Euros senior notes with an interest rate of 4.75%. Both were set to mature in 2022.
(ii) Lines of credit
As of December 31, 2020, and December 31, 2021, debt under lines of credit aggregated to Ps.

53,062 million and Ps.

84,856 million, respectively. Telekom Austria closed December 2021 with an aggregated debt of Ps.

18,818 under lines of credit.
The Company has two revolving syndicated credit facilities, one for the Euro equivalent of U.S. $1,500 million and the other for U.S. $2,500 million maturing in 2026 and 2024, respectively. As long as the facilities are committed, a commitment fee is paid. As of December 31, 2021, these credit facilities are undrawn. Telekom Austria has an undrawn revolving syndicated credit facility in Euros for €1,000 million that matures in 2026.
(iii) Hybrid Notes
We currently have a Capital Securities (hybrid notes) maturing in 2073: a series denominated in euros for a total amount of €550 million with a coupon of 6.375%. The Capital Securities are deeply subordinated, and when they were issued the principal rating agencies stated that they would treat only half of the principal amount as indebtedness for purposes of evaluating our leverage (an analysis referred to as 50.0% equity credit). Standard & Poor´s considers 100% of the total amount of this note as debt. The Capital Securities are subject to redemption at our option at varying dates beginning in 2023 for the euro-denominated series.
(iv) Commercial Paper
In August 2020, we established a new Euro-Commercial Paper program for a total amount of €2,000 million. As of December 31, 2021, there is no debt under this program.
Restrictions
A portion of the debt is subject to certain restrictions with respect to maintaining certain financial ratios, as well as restrictions on selling a significant portion of groups of assets, among others. As of December 31, 2021, the Company was in compliance with all these requirements.
A portion of the debt is also subject to early maturity or repurchase at the option of the holders in the event of a change in control of the Company, as defined in each instrument. The definition of change in control varies from instrument to instrument; however, no change in control shall be considered to have occurred as long as its current shareholders continue to hold the majority of the Company’s voting shares.
Covenants
In conformity with the credit agreements, the Company is obliged to comply with certain financial and operating commitments. Such covenants limit in certain cases, the ability of the Company or the guarantor to: pledge assets, carry out certain types of mergers, sell all or substantially all of its assets, and sell control of Telcel.
Such covenants do not restrict the ability of AMX’s subsidiaries to pay dividends or other payment distributions to AMX. The more restrictive financial covenants require the Company to maintain a consolidated ratio of debt to EBITDA (defined as operating income plus depreciation and amortization) that does not exceed 4 to 1, and a consolidated ratio of EBITDA to interest paid that is not below 2.5 to 1 (in accordance with the clauses included in the credit agreements).
Several of the financing instruments of the Company may be accelerated, at the option of the debt holder in the case that a change in control occurs.
As of December 31, 2021, the Company was in compliance with all the covenants.